EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unitholders’ interest in net income	$ 6,945	$ 5,648	$ 59,925
Less: distributions paid	(5,600)	(112,201)	(137,335)
Over distributed earnings	$ 1,345	(106,553)	(77,410)
First distribution of additional available cash from operating surplus | After Subordination Period
Earnings per unit - Common unitholders :
Quarterly distribution amount	$ 0.5775
Distribution percentage to all unit holders	98.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	0.00%
Second distribution of additional available cash from operating surplus | First Target Quarterly Distribution
Earnings per unit - Common unitholders :
Quarterly distribution amount	$ 0.6641
Distribution percentage to all unit holders	98.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	0.00%
Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit - Common unitholders :
Distribution percentage to all unit holders	85.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	13.00%
Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit - Common unitholders :
Distribution percentage to all unit holders	75.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	23.00%
Thereafter | After Subordination Period
Earnings per unit - Common unitholders :
Quarterly distribution amount	$ 0.8663
Distribution percentage to all unit holders	50.00%
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	48.00%
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unitholders’ interest in net income	$ 6,945	$ 5,648	$ 59,925
Weighted average common units outstanding (in thousands)	69,302	69,397	69,944
Common Units
Earnings per unit - Common unitholders :
Basic and diluted (in dollars per share)	$ 0.10	$ 0.08	$ 0.86
Cash distributions declared and paid in the period per unit (in dollars per share)	0.46	1.62	1.96
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	0.02	$ 0.40	$ 0.40
Minimum | Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit - Common unitholders :
Quarterly distribution amount	0.6641
Minimum | Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit - Common unitholders :
Quarterly distribution amount	0.7219
Maximum | Third distribution of additional available cash from operating surplus | Second Target Quarterly Distribution
Earnings per unit - Common unitholders :
Quarterly distribution amount	0.7219
Maximum | Fourth distribution of additional available cash from operating surplus | Third Target Quarterly Distribution
Earnings per unit - Common unitholders :
Quarterly distribution amount	$ 0.8663
Public Ownership
Earnings per unit - Common unitholders :
Ownership percentage by noncontrolling owners	69.20%	69.40%
General Partners
Earnings per unit - Common unitholders :
General Partner ownership interest	2.00%